Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of financial assets [line items]
Balance at beginning of period	$ 1	$ 45	$ 11	$ 25
Provision for credit losses
Purchases	1	1	4	83
Sales and maturities	(1)	(1)	(9)	(64)
Changes in risk, parameters and exposures	(2)		(7)
Exchange rate and other				1
Balance at end of period	(1)	45	(1)	45
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	5	40	4	3
Provision for credit losses
Transfers to Stage 3		(36)		(36)
Purchases	1	1	4	83
Sales and maturities	(1)	(1)	(2)	(47)
Changes in risk, parameters and exposures			(1)	(1)
Exchange rate and other				2
Balance at end of period	5	4	5	4
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period		5	7	22
Provision for credit losses
Sales and maturities			(7)	(17)
Changes in risk, parameters and exposures				1
Exchange rate and other				(1)
Balance at end of period		5		5
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(4)
Provision for credit losses
Transfers to Stage 3		36		36
Changes in risk, parameters and exposures	(2)		(6)
Balance at end of period	$ (6)	$ 36	$ (6)	$ 36